Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 2,364,767	$ 2,142,623	$ 1,672,980
Costs:
Depreciation of rental equipment	265,733	256,719	218,790
Gross profit	1,333,870	1,135,482	844,703
Expenses:
Selling, general and administrative	596,090	567,407	480,407
Other depreciation and amortization	72,921	62,380	61,777
Currency losses, net	6,754	886	427
Other (income) expense, net	(15,354)	(6,673)	1,715
Operating income	673,459	511,482	300,377
Interest expense	205,040	146,278	116,358
Fair value loss on common stock warrant liabilities	0	0	26,597
Loss on extinguishment of debt	0	0	5,999
Income from continuing operations before income tax	468,419	365,204	151,423
Income tax expense from continuing operations	126,575	88,863	36,528
Income from continuing operations	341,844	276,341	114,895
Discontinued operations:
Income from discontinued operations before income tax	4,003	63,468	58,267
Gain on sale of discontinued operations	176,078	35,456	0
Income tax expense from discontinued operations	45,468	35,725	13,018
Income from discontinued operations	134,613	63,199	45,249
Net income	$ 476,457	$ 339,540	$ 160,144
Earnings per share from continuing operations attributable to WillScot Mobile Mini common shareholders:
Basic (in USD per share)	$ 1.72	$ 1.27	$ 0.51
Diluted (in USD per share)	1.69	1.25	0.49
Earnings per share from discontinued operations attributable to WillScot Mobile Mini common shareholders:
Basic (in USD per share)	0.68	0.30	0.20
Diluted (in USD per share)	0.67	0.28	0.20
Earnings per share attributable to WillScot Mobile Mini common shareholders:
Basic (in USD per share)	2.40	1.57	0.71
Diluted (in USD per share)	$ 2.36	$ 1.53	$ 0.69
Weighted average shares:
Basic (in shares)	198,554,885	216,808,577	226,518,931
Diluted (in shares)	201,849,836	221,399,162	232,793,902
Total Leasing And Product And Service Revenues/Costs
Revenues:
Total revenues	$ 2,364,767	$ 2,142,623	$ 1,672,980
Leasing Revenue
Revenues:
Leasing	1,833,935	1,621,690	1,252,490
Costs:
Leasing	398,467	376,868	282,576
Delivery and installation
Revenues:
Revenues	437,179	429,152	321,129
Total revenues	437,179	429,152	321,129
Costs:
Cost of sales	317,117	322,636	267,533
New units
Revenues:
Revenues	48,129	40,338	46,993
Total revenues	48,129	40,338	46,993
Costs:
Cost of sales	26,439	24,011	31,348
Rental units
Revenues:
Revenues	45,524	51,443	52,368
Total revenues	45,524	51,443	52,368
Costs:
Cost of sales	$ 23,141	$ 26,907	$ 28,030